Submission	Apr. 30, 2026
Submission [Line Items]
Central Index Key	0001551047
Registrant Name	Bluerock Private Real Estate Fund
Registration File Number	333-295476
Form Type	N-2
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A